UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)(Zip code)

James Ash

             Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period:  3/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Altegris Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2012
Principal Amount ($)		Yield (a)	Maturity	Market Value
	SHORT-TERM INVESTMENTS - 79.9%
	BONDS & NOTES - 36.9%
19,595,000	Federal Home Loan Banks	4.6250	Oct-12	$ 20,056,620
5,000,000	Federal Home Loan Banks	4.5000	Nov-12	5,132,350
16,750,000	Federal National Mortgage Association (b)	1.8750	Apr-12	16,764,405
21,750,000	United States Treasury Note	1.3750	Mar-13	21,984,492
10,581,000	Federal National Mortgage Association (b)	0.5000	Oct-12	10,598,882
10,000,000	Federal National Mortgage Association (b)	0.5000	Oct-12	10,017,500
17,550,000	Federal Home Loan Banks	0.3750	Jan-13	17,572,376
29,000,000	Federal Home Loan Banks	0.2500	Jul-12	29,006,380
20,250,000	Federal Home Loan Banks	0.2500	Jul-12	20,256,277
10,000,000	Federal Home Loan Banks	0.2500	Jun-12	10,002,800
27,000,000	Federal Home Loan Banks	0.2100	Dec-12	27,001,620
26,000,000	Federal Home Loan Banks	0.2000	Nov-12	26,008,580
10,000,000	Federal Home Loan Banks	0.2000	Sep-12	10,005,400
26,000,000	Federal Home Loan Banks	0.1800	Jan-13	25,983,880
13,000,000	Federal Home Loan Banks	0.1800	Aug-12	13,001,430
13,000,000	Federal Home Loan Banks	0.1700	Apr-12	13,000,000
20,000,000	Federal Home Loan Banks	0.1600	Feb-13	19,979,600
1,000,000	Federal Home Loan Banks	0.1600	Apr-12	1,000,000
19,300,000	Federal Home Loan Banks	0.1500	Jun-12	19,299,614
31,300,000	Federal Home Loan Banks	0.1400	Sep-12	31,298,435
25,000,000	Federal Home Loan Banks	0.1400	Sep-12	25,002,000
24,500,000	Federal Home Loan Banks	0.1250	Nov-12	24,491,670
6,000,000	Federal Home Loan Banks	0.1250	Oct-12	5,998,260
	TOTAL BONDS & NOTES (Cost - $403,592,492)			403,462,571

	CERTIFICATES OF DEPOSIT - 10.3%
26,350,000	Bank of Montreal	0.1400	Apr-12	26,350,000
21,700,000	Mizuho Corporate Bank	0.1800	Apr-12	21,700,000
26,100,000	Norinchukin Bank	0.2100	Apr-12	26,100,000
21,050,000	Royal Bank of Scotland	0.1100	Apr-12	21,050,000
17,500,000	Toronto Dominion Bank	0.1300	Apr-12	17,500,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $112,700,000)			112,700,000

	COMMERCIAL PAPER - 21.4%
21,750,000	American Honda Finance Corp.	0.1000	Apr-12	21,749,456
14,200,000	Argento Variable Funding Co. LLC (c)	0.2500	Apr-12	14,198,028
10,900,000	Aspen Funding Corp. (c)	0.2300	Apr-12	10,898,747
41,000,000	Bank of Nova Scotia	0.0700	Apr-12	40,999,840
17,350,000	Cancara Asset Securitisation LLC (c)	0.2500	Apr-12	17,349,639
17,550,000	Danaher Corp. (c)	0.1300	Apr-12	17,548,288
21,700,000	General Electric Capital Corp.	0.0900	Apr-12	21,698,698
8,500,000	Paccar Financial Corp.	0.1200	Apr-12	8,499,887
9,330,000	PB Finance Delaware, Inc. (c)	0.6900	Apr-12	9,326,602
23,600,000	Sumitomo Trust & Banking Co., Ltd. (c)	0.1800	Apr-12	23,598,702
19,000,000	Tasman Funding, Inc. (c)	0.3600	Apr-12	18,994,870
12,000,000	Thames Asset Global Securitization (c)	0.3000	Apr-12	11,999,000
17,600,000	Walt Disney Co. (c)	0.0700	Apr-12	17,599,110
	TOTAL COMMERCIAL PAPER (Cost - $234,460,867)			234,460,867

	DISCOUNT AGENCY NOTES - 7.6%
44,911,000	Federal Home Loan Bank	0.0100	Apr-12	44,910,975
25,800,000	Federal Home Loan Bank Discount Notes	0.0800	Apr-12	25,798,853
10,000,000	Freddie Mac Discount Notes (b)	0.1000	Apr-12	9,999,750
3,000,000	Freddie Mac Discount Notes (b)	0.2000	May-12	2,999,015
	TOTAL DISCOUNT AGENCY NOTES (Cost - $83,708,593)			83,708,593

	U.S. GOVERNMENT OBLIGATIONS - 3.7%
25,000,000	United States Treasury Bill	0.0700	Apr-12	24,999,500
15,000,000	United States Treasury Bill	0.0800	Apr-12	14,999,600
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $39,999,100)			39,999,100

	TOTAL SHORT-TERM INVESTMENTS (Cost - $874,461,052)			874,331,131

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2012
No of Contracts	PURCHASED PUT OPTIONS - 0.0%	Maturity	Market Value
20	NASDAQ 100 E-MINI @ 2470	Apr-12	$ 1,040
4	S&P 500 FUTR OPTN @ 1300	Apr-12	1,900
5	S&P 500 FUTR OPTN @ 1190	Jun-12	6,375
	TOTAL PURCHASED PUT OPTIONS (Cost - $19,730)		$ 9,315

	TOTAL INVESTMENTS - 79.9% (Cost - $874,480,782)		$ 874,340,446
	OTHER ASSETS LESS LIABILITIES - 20.1%		220,643,741
	NET ASSETS - 100.0%		$ 1,094,984,187

(a)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.
(b)

Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(c)

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012 these securities amounted to  $141,512,985 or 12.92% of net assets.

(d)	Represents cost for financial reporting purposes. The unrealized appreciation (depreciation) of securities for federal tax puposes is as follows:
	Unrealized Appreciation:		$ 41,336
	Unrealized Depreciation:		(181,672)
	Net Unrealized Depreciation:		$ (140,336)

SCHEDULE OF FINANCIAL FUTURES
LONG FUTURES CONTRACTS
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	March 31, 2012 (a)	Gain/(Loss)
	AUSTRALIAN DOLLAR DENOMINATED
379	90-DAY BANK BILL	Sep-12	$ 376,637,023	$ 376,703,343	$ 66,320
28	90-DAY BANK BILL	Dec-12	27,873,404	27,850,604	(22,800)
28	90-DAY BANK BILL	Mar-13	27,839,162	27,856,398	17,236
54	AUST 10Y BOND	Jun-12	5,339,536	5,361,690	22,154
87	AUST 3YR BOND	Jun-12	8,667,039	8,690,485	23,446
9	SPI 200 S	Jun-12	1,011,348	1,011,451	103
					106,459
	CANADIAN DOLLAR DENOMINATED
22	AUD/CAD X-RATE	Jun-12	4,586,903	4,519,836	(67,067)
4	BANK ACCEPT	Jun-13	985,707	986,583	876
172	CAN 10YR BOND	Jun-12	22,739,021	22,600,941	(138,080)
149	CANOLA (WCE)	May-12	1,725,127	1,857,465	132,338
81	CANOLA (WCE)	Jul-12	944,642	1,005,545	60,903
13	CANOLA (WCE)	Nov-12	141,865	149,747	7,882
43	S&P/TSX 60 IX	Jun-12	6,075,208	6,068,309	(6,899)
					(10,047)
	EURO DENOMINATED
3	2YR EUR SWAPNOTE	Jun-12	439,011	439,138	127
1,267	3MO EURO EURIBOR	Sep-12	419,607,728	419,828,972	221,244
946	3MO EURO EURIBOR	Mar-13	313,093,561	313,195,235	101,674
472	3MO EURO EURIBOR	Dec-12	156,072,904	156,337,396	264,492
257	3MO EURO EURIBOR	Jun-13	84,928,778	85,030,085	101,307
249	3MO EURO EURIBOR	Jun-12	82,294,537	82,503,672	209,135
237	3MO EURO EURIBOR	Sep-13	78,287,851	78,353,665	65,814
186	3MO EURO EURIBOR	Dec-13	61,413,259	61,433,807	20,548
97	3MO EURO EURIBOR	Mar-14	31,997,282	32,008,940	11,658
16	3MO EURO EURIBOR	Jun-14	5,272,620	5,274,221	1,601
63	AMSTERDAM IDX	Apr-12	5,543,269	5,412,681	(130,588)
170	CAC40 10 EURO	Apr-12	7,964,117	7,767,828	(196,289)
111	DAX INDEX	Jun-12	26,135,401	25,774,373	(361,028)
2	EURO BUXL 30Y BND	Jun-12	336,724	338,272	1,548
645	EURO STOXX 50	Jun-12	21,424,054	20,732,420	(691,634)
508	EURO-BOBL	Jun-12	83,959,213	84,124,786	165,573
10	Euro-BTP	Jun-12	1,399,120	1,395,277	(3,843)
619	EURO-BUND	Jun-12	114,098,021	114,383,281	285,260
1,567	EURO-SCHATZ	Jun-12	230,574,439	230,693,725	119,286
31	FTSE/MIB IDX	Jun-12	3,413,273	3,256,326	(156,947)
12	MAIZE	Jun-12	168,555	171,724	3,169
5	MAIZE	Nov-12	64,747	64,797	50
1	MDAX INDEX	Jun-12	71,472	71,325	(147)
190	MILL WHEAT EURO	May-12	2,638,478	2,696,787	58,309
36	MILL WHEAT EURO	Nov-12	475,445	496,560	21,115
7	MILL WHEAT EURO	Jan-13	93,484	96,203	2,719
162	RAPESEED EURO	May-12	4,889,376	5,303,943	414,567
54	RAPESEED EURO	Nov-12	1,552,442	1,687,823	135,381

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2012
SCHEDULE OF FINANCIAL FUTURES
LONG FUTURES CONTRACTS
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	March 31, 2012 (a)	Gain/(Loss)
	EURO DENOMINATED (continued)
53	RAPESEED EURO	Aug-12	$ 1,531,843	$ 1,681,318	$ 149,475
4	TecDAX STOCK IND	Jun-12	42,344	42,191	(153)
					813,423
	HONG KONG DOLLAR DENOMINATED
136	HANG SENG IDX	Apr-12	18,352,995	17,949,807	(403,188)
10	H-SHARES IDX	Apr-12	696,617	683,097	(13,520)
					(416,708)
	JAPANESE YEN DENOMINATED
8	10YR MINI JGB	Jun-12	1,374,080	1,370,436	(3,644)
36	3MO EUROYEN TFX	Jun-13	10,824,137	10,822,915	(1,222)
22	3MO EUROYEN TFX	Dec-12	6,614,562	6,614,668	106
22	3MO EUROYEN TFX	Mar-13	6,614,336	6,614,004	(332)
20	3MO EUROYEN TFX	Jun-12	6,013,561	6,013,636	75
20	3MO EUROYEN TFX	Sep-12	6,013,334	6,013,334	-
16	AUD/JPY X-RAT	Jun-12	3,326,705	3,283,022	(43,683)
16	AUSTL $/Yen X-RATE	Jun-12	3,320,623	3,283,022	(37,601)
19	BRITISH GBP/JPY	Jun-12	3,695,517	3,793,638	98,121
22	CAD/JPY X-RATE	Jun-12	4,386,992	4,400,531	13,539
6	CHF/JPY	Jun-12	1,617,171	1,661,367	44,196
8	CORN (TGE)	Sep-12	127,585	122,022	(5,563)
4	CORN (TGE)	Jan-13	58,875	55,195	(3,680)
2	CORN (TGE)	Mar-13	29,461	27,947	(1,514)
11	CRUDE OIL TCOM	Apr-12	367,473	409,430	41,957
9	CRUDE OIL TCOM	Jul-12	329,335	328,798	(537)
9	CRUDE OIL TCOM	May-12	330,095	332,816	2,721
7	CRUDE OIL TCOM	Jun-12	245,565	256,999	11,434
2	CRUDE OIL TCOM	Aug-12	75,498	72,753	(2,745)
13	EUR/JPY	Jun-12	2,112,978	2,165,621	52,643
32	EURO/JPY	Jun-12	5,254,027	5,330,759	76,732
35	GASOLINE TCOM	Jul-12	1,471,136	1,592,042	120,906
32	GASOLINE TCOM	Jun-12	1,329,010	1,465,235	136,225
25	GASOLINE TCOM	Aug-12	1,088,048	1,128,575	40,527
16	GASOLINE TCOM	May-12	653,844	734,645	80,801
7	GASOLINE TCOM	Sep-12	319,132	313,213	(5,919)
24	GOLD TCOM	Dec-12	1,283,323	1,272,837	(10,486)
24	GOLD TCOM	Oct-12	1,257,560	1,272,547	14,987
21	GOLD TCOM	Aug-12	1,101,243	1,113,479	12,236
14	GOLD TCOM	Apr-12	735,996	740,630	4,634
14	GOLD TCOM	Jun-12	733,486	741,812	8,326
75	JPN 10Y BOND(TSE)	Jun-12	128,678,291	128,523,591	(154,700)
4	KEROSENE TCOM	Jun-12	171,461	171,666	205
4	KEROSENE TCOM	Sep-12	177,465	174,032	(3,433)
214	NIKKEI 225 (OSE)	Jun-12	25,375,793	26,055,991	680,198
582	NIKKEI 225 (SGX)	Jun-12	35,234,735	35,431,278	196,543
175	NIKKEI 225 MINI	Jun-12	2,102,311	2,130,747	28,436
10	NZD/JPY	Jun-12	1,618,619	1,628,454	9,835
29	PLATINUM TCOM	Dec-12	755,895	759,207	3,312
1	PLATINUM TCOM	Feb-13	26,771	26,228	(543)
4	RUBBER TCOM	Aug-12	81,876	78,002	(3,874)
2	RUBBER TCOM	Jul-12	40,510	38,591	(1,919)
97	TOPIX INDX	Jun-12	9,748,993	10,031,254	282,261
					1,679,561
	MALAYSIAN RINGGIT DENOMINATED
2	CRUDE PALM OIL	Jun-12	54,123	56,007	1,884

	NEW ZEALAND DOLLAR DENOMINATED
15	NEW ZEAL 3MO BILL	Jun-12	11,945,170	11,944,014	(1,156)
13	NEW ZEAL 3MO BILL	Sep-12	10,347,271	10,348,286	1,015
					(141)
	REPUBLIC OF KOREA WON DENOMINATED
70	KOSPI2 INX	Jun-12	8,240,160	8,270,453	30,293

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2012
SCHEDULE OF FINANCIAL FUTURES
LONG FUTURES CONTRACTS
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	March 31, 2012 (a)	Gain/(Loss)
	SINGAPORE DOLLAR DENOMINATED
119	MSCI SING IX ETS	Apr-12	$ 6,530,874	$ 6,528,584	$ (2,290)

	SOUTH AFRICAN RAND DENOMINATED
41	FTSE/JSE TOP 40	Jun-12	1,628,727	1,594,848	(33,879)
5	SUNFLOWER SEED	May-12	151,577	150,593	(984)
4	WHITE MAIZE-SAF	May-12	122,273	117,034	(5,239)
29	YELLOW MAIZE-SAF	Jul-12	769,894	791,802	21,908
					(18,194)
	SWEDISH KRONA DENOMINATED
584	OMXS30 IND	Apr-12	9,653,615	9,422,559	(231,056)

	SWISS FRANC DENOMINATED
23	BRITISH GBP/SWISS fr	Jun-12	4,603,033	4,594,266	(8,767)
11	Euro CHF 3MO LIF	Jun-12	3,045,097	3,043,740	(1,357)
8	SWISS FED BND	Jun-12	1,311,779	1,296,399	(15,380)
14	SWISS MKT IX	Jun-12	951,147	950,139	(1,008)
					(26,512)
	UK POUNDS DENOMINATED
713	90DAY STERLING	Sep-12	141,382,936	141,372,991	(9,945)
493	90DAY STERLING	Dec-12	97,692,501	97,741,726	49,225
484	90DAY STERLING	Mar-13	95,899,446	95,947,710	48,264
241	90DAY STERLING	Jun-13	47,741,318	47,756,326	15,008
219	90DAY STERLING	Sep-13	43,379,799	43,374,917	(4,882)
154	90DAY STERLING	Jun-12	30,530,038	30,522,654	(7,384)
89	90DAY STERLING	Dec-13	17,611,281	17,613,002	1,721
5	90DAY STERLING	Mar-14	989,054	988,794	(260)
19	COCOA - LI	Jul-12	464,824	448,928	(15,896)
26	EURO/GBP	Jun-12	4,366,035	4,340,529	(25,506)
226	FTSE 100 IDX	Jun-12	21,249,307	20,728,231	(521,076)
131	LONG GILT	Jun-12	24,022,294	24,013,297	(8,997)
11	WHEAT	Nov-12	272,048	284,734	12,686
2	WHEAT	May-12	55,916	55,948	32
					(467,010)
	US DOLLAR DENOMINATED
1	5YR SWAP	Jun-12	112,891	112,625	(266)
1,387	90DAY EURO$	Dec-12	344,878,075	344,946,900	68,825
1,174	90DAY EURO$	Sep-12	292,071,663	292,061,850	(9,813)
572	90DAY EURO$	Mar-13	142,196,770	142,213,500	16,730
508	90DAY EURO$	Jun-13	126,228,262	126,231,650	3,388
347	90DAY EURO$	Sep-13	86,180,688	86,160,100	(20,588)
285	90DAY EURO$	Jun-12	70,886,069	70,915,125	29,056
266	90DAY EURO$	Dec-13	66,020,669	65,981,300	(39,369)
51	90DAY EURO$	Mar-14	12,647,263	12,637,800	(9,463)
7	90DAY EURO$	Jun-14	1,731,425	1,732,325	900
1,002	A$ CURRENCY	Jun-12	104,263,734	102,895,380	(1,368,354)
459	BP CURRENCY	Jun-12	45,446,358	45,865,575	419,217
192	BRENT CRUDE	May-12	23,926,460	23,592,960	(333,500)
118	BRENT CRUDE	Jun-12	14,537,790	14,405,440	(132,350)
30	BRENT CRUDE	Jul-12	3,690,400	3,640,800	(49,600)
2	BRENT CRUDE	Aug-12	247,420	241,300	(6,120)
1	BRENT CRUDE	Oct-12	121,710	119,050	(2,660)
1	BRENT CRUDE	Sep-12	123,320	119,850	(3,470)
347	C$ CURRENCY	Jun-12	34,875,701	34,734,700	(141,001)
38	CATTLE FEEDER	Apr-12	2,945,088	2,827,675	(117,413)
19	CATTLE FEEDER	May-12	1,521,963	1,416,688	(105,275)
3	CATTLE FEEDER	Aug-12	239,713	229,050	(10,663)
50	CHF CURRENCY	Jun-12	6,895,248	6,928,750	33,502
7	COCOA	Sep-12	163,500	158,340	(5,160)
49	COFF ROBUSTA 10tn	May-12	974,700	992,740	18,040
11	COFF ROBUSTA 10tn	Jul-12	218,340	224,400	6,060
7	COFFEE 'C'	May-12	475,443	478,931	3,488
33	COPPER	May-12	3,154,541	3,155,625	1,084
340	CORN	Jul-12	11,078,238	10,935,250	(142,988)

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2012
SCHEDULE OF FINANCIAL FUTURES
LONG FUTURES CONTRACTS
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	March 31, 2012 (a)	Gain/(Loss)
	US DOLLAR DENOMINATED (continued)
102	CORN	Dec-12	$ 2,871,813	$ 2,755,275	$ (116,538)
49	CORN	Sep-12	1,450,676	1,379,963	(70,713)
22	CORN	Mar-13	633,750	606,925	(26,825)
3	CORN	May-12	98,425	96,600	(1,825)
195	COTTON NO.2	May-12	8,993,850	9,118,200	124,350
20	COTTON NO.2	Jul-12	957,980	939,200	(18,780)
3	COTTON NO.2	Dec-12	135,555	136,500	945
77	DJIA MINI e-CBOT	Jun-12	4,969,080	5,059,670	90,590
5	DOLLAR INDEX	Jun-12	400,105	395,690	(4,415)
2	E-MINI CRUDE OIL	Jul-12	108,700	104,025	(4,675)
2	E-MINI CRUDE OIL	May-12	107,300	103,025	(4,275)
1	E-MINI CRUDE OIL	Jun-12	54,000	51,775	(2,225)
191	EURO FX CURR	Jun-12	31,765,353	31,846,863	81,510
38	FCOJ-A	May-12	1,075,028	937,650	(137,378)
1	FED FUND 30DAY	May-12	416,242	416,179	(63)
128	GAS OIL (ICE)	May-12	13,116,350	12,976,000	(140,350)
86	GAS OIL (ICE)	Jun-12	8,791,725	8,709,650	(82,075)
47	GAS OIL (ICE)	Apr-12	4,780,675	4,766,975	(13,700)
10	GAS OIL (ICE)	Jul-12	1,028,400	1,012,500	(15,900)
2	GAS OIL (ICE)	Aug-12	205,800	202,500	(3,300)
191	GASOLINE RBOB	May-12	26,656,486	26,537,578	(118,908)
110	GASOLINE RBOB	Jun-12	14,678,135	15,011,766	333,631
11	GASOLINE RBOB	Jul-12	1,473,456	1,475,951	2,495
7	GASOLINE RBOB	Sep-12	926,827	906,226	(20,601)
6	GASOLINE RBOB	Aug-12	800,247	791,053	(9,194)
143	GOLD 100 OZ	Jun-12	23,728,391	23,908,170	179,779
119	HEATING OIL	Jun-12	16,067,864	15,890,641	(177,223)
113	HEATING OIL	May-12	15,348,761	15,045,295	(303,466)
6	HEATING OIL	Aug-12	819,306	805,921	(13,385)
6	HEATING OIL	Sep-12	820,861	807,736	(13,125)
5	HEATING OIL	Jul-12	643,226	669,711	26,485
9	JPN YEN CURR	Jun-12	1,372,950	1,358,775	(14,175)
52	LEAN HOGS	Jul-12	2,064,300	1,906,320	(157,980)
25	LEAN HOGS	Jun-12	919,720	904,000	(15,720)
9	LEAN HOGS	Aug-12	339,050	330,660	(8,390)
143	LIVE CATTLE	Jun-12	6,759,813	6,643,780	(116,033)
2	LIVE CATTLE	Apr-12	102,030	96,360	(5,670)
27	LME COPPER	Jun-13	5,694,007	5,701,388	7,381
26	LME COPPER	Jun-12	5,488,122	5,491,525	3,403
15	LME COPPER	Jul-12	3,195,094	3,168,188	(26,906)
4	LME COPPER	Mar-13	834,712	845,250	10,538
4	LME COPPER	May-12	845,413	845,050	(363)
92	LME PRI ALUM	Jun-13	5,409,044	5,131,300	(277,744)
70	LME PRI ALUM	May-13	4,128,188	3,862,250	(265,938)
1	LME TIN	Jun-12	112,480	113,980	1,500
1	LME TIN	May-12	121,300	113,880	(7,420)
9	LME ZINC	Jun-12	460,019	449,719	(10,300)
471	MEXICAN PESO	Jun-12	18,323,656	18,251,250	(72,406)
213	MSCI TAIWAN INDEX	Apr-12	6,015,416	6,012,990	(2,426)
524	NASDAQ 100 E-MINI	Jun-12	28,142,275	28,827,860	685,585
113	NATURAL GAS	May-12	2,599,099	2,402,380	(196,719)
170	NEW ZEALAND $	Jun-12	13,835,902	13,848,200	12,298
3	NIKKEI 225 (CME)	Jun-12	149,725	152,850	3,125
22	OAT	May-12	364,467	375,375	10,908
4	PALLADIUM	Jun-12	276,133	261,640	(14,493)
24	PLATINUM	Jul-12	1,977,943	1,972,920	(5,023)
1	RED WHEAT MGE	May-12	40,925	41,875	950
203	Russell 2000 Mini	Jun-12	16,754,780	16,802,310	47,530
29	RUSSIAN RUBLE	Jun-12	2,435,275	2,441,800	6,525
1	S&P 500	Jun-12	343,700	350,800	7,100
42	S&P MID 400 EMINI	Jun-12	4,127,237	4,167,660	40,423
1,281	S&P500 EMINI	Jun-12	87,583,652	89,878,162	2,294,510
4	SA RAND CURR(CME)	Jun-12	261,875	258,550	(3,325)

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2012
SCHEDULE OF FINANCIAL FUTURES
LONG FUTURES CONTRACTS
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	March 31, 2012 (a)	Gain/(Loss)
	US DOLLAR DENOMINATED (continued)
1	SGX S&P CNX NIFTY	Apr-12	$ 10,511	$ 10,656	$ 145
42	SILVER	May-12	6,996,507	6,821,640	(174,867)
290	SOYBEAN	May-12	19,601,368	20,343,500	742,132
239	SOYBEAN	Jul-12	16,306,400	16,828,588	522,188
87	SOYBEAN	Nov-12	5,726,337	5,907,300	180,963
11	SOYBEAN	Aug-12	728,112	770,275	42,163
10	SOYBEAN	Sep-12	654,650	688,000	33,350
1	SOYBEAN	Jan-13	63,062	67,725	4,663
316	SOYBEAN MEAL	May-12	11,508,366	12,282,920	774,554
153	SOYBEAN MEAL	Dec-12	5,408,390	5,650,290	241,900
56	SOYBEAN MEAL	Jul-12	2,037,730	2,182,320	144,590
6	SOYBEAN MEAL	Aug-12	218,040	231,300	13,260
34	SOYBEAN OIL	May-12	1,118,540	1,124,040	5,500
7	SOYBEAN OIL	Jul-12	233,226	233,142	(84)
218	SUGAR #11 (WORLD)	Oct-12	5,757,819	5,828,099	70,280
161	SUGAR #11 (WORLD)	May-12	4,422,712	4,455,707	32,995
419	US 10YR NOTE	Jun-12	54,708,164	54,253,953	(454,211)
593	US 2YR NOTE (CBT)	Jun-12	130,579,031	130,543,391	(35,640)
358	US 5YR NOTE (CBT)	Jun-12	44,021,782	43,868,985	(152,797)
23	US LONG BOND(CBT)	Jun-12	3,267,188	3,168,250	(98,938)
2	US ULTRA BOND(CBT)	Jun-12	305,718	301,937	(3,781)
8	WHEAT (CBT)	May-12	254,971	264,300	9,329
3	WHEAT (CBT)	Jul-12	101,538	101,100	(438)
74	WHITE SUGAR (LIF)	May-12	2,393,675	2,381,320	(12,355)
6	WHITE SUGAR (LIF)	Aug-12	190,555	189,450	(1,105)
2	WHITE SUGAR (LIF)	Oct-12	63,195	62,100	(1,095)
251	WTI CRUDE	May-12	26,832,160	25,858,020	(974,140)
160	WTI CRUDE	Mar-13	17,182,370	16,832,000	(350,370)
69	WTI CRUDE	Dec-12	7,148,570	7,260,870	112,300
38	WTI CRUDE	Jul-12	4,047,110	3,953,140	(93,970)
7	WTI CRUDE	Sep-12	751,660	732,620	(19,040)
6	WTI CRUDE	Aug-12	648,830	626,400	(22,430)
3	WTI CRUDE	Nov-12	324,200	315,150	(9,050)
					99,829

30,915	TOTAL LONG FUTURES CONTRACTS			$ 5,283,155,979	$ 1,559,491

SCHEDULE OF FINANCIAL FUTURES
SHORT FUTURES CONTRACTS
	AUSTRALIAN DOLLAR DENOMINATED
(1)	90-DAY BANK BILL	Mar-13	$ (993,996)	$ (994,871)	$ (875)
(6)	90-DAY BANK BILL	Jun-12	(5,961,343)	(5,966,745)	(5,402)
(11)	90-DAY BANK BILL	Sep-13	(10,921,338)	(10,929,928)	(8,590)
(17)	90-DAY BANK BILL	Dec-13	(16,865,306)	(16,875,878)	(10,572)
(185)	90-DAY BANK BILL	Dec-12	(183,913,973)	(184,012,921)	(98,948)
(202)	90-DAY BANK BILL	Sep-12	(200,658,709)	(200,775,924)	(117,215)
(212)	90-DAY BANK BILL	Jun-12	(210,338,825)	(210,408,257)	(69,432)
(19)	AUST 10Y BOND	Jun-12	(1,859,761)	(1,886,521)	(26,760)
(34)	AUST 3YR BOND	Jun-12	(3,373,058)	(3,396,281)	(23,223)
(25)	EUR/AUD	Jun-12	(4,073,155)	(4,199,829)	(126,674)
(20)	GBP/AUD	Jun-12	(3,888,829)	(4,024,594)	(135,765)
(49)	SPI 200 S	Jun-12	(5,402,681)	(5,506,788)	(104,107)
					(727,563)
	CANADIAN DOLLAR DENOMINATED
(29)	BANK ACCEPT	Mar-13	(7,155,527)	(7,157,079)	(1,552)
(93)	BANK ACCEPT	Dec-12	(22,982,803)	(22,965,981)	16,822
(210)	BANK ACCEPT	Jun-12	(51,911,548)	(51,898,093)	13,455
(564)	BANK ACCEPT	Sep-13	(139,327,651)	(139,348,153)	(20,502)
(150)	CAN 10YR BOND	Jun-12	(19,639,701)	(19,710,123)	(70,422)
(28)	EUR/CAD	Jun-12	(4,578,827)	(4,670,171)	(91,344)
(24)	GBP/CAD	Jun-12	(4,686,699)	(4,795,584)	(108,885)
(26)	S&P/TSX 60 IX	Jun-12	(3,688,189)	(3,669,210)	18,979
					(243,449)

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2012
SCHEDULE OF FINANCIAL FUTURES
SHORT FUTURES CONTRACTS
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	March 31, 2012 (a)	Gain/(Loss)
	EURO DENOMINATED
(46)	3MO EURO EURIBOR	Jun-12	$ (15,238,957)	$ (15,241,642)	$ (2,685)
(41)	EURO STOXX 50	Jun-12	(1,349,445)	(1,317,875)	31,570
(82)	EURO-BUND	Jun-12	(15,097,578)	(15,152,551)	(54,973)
(12)	IBEX 35 INDX	Apr-12	(1,328,229)	(1,268,519)	59,710
					33,622
	HONG KONG DOLLAR DENOMINATED
(5)	H-SHARES IDX	Apr-12	(342,895)	(341,549)	1,346

	JAPANESE YEN DENOMINATED
(6)	3MO EUROYEN TFX	Jun-12	(1,803,774)	(1,804,091)	(317)
(11)	3MO EUROYEN TFX	Jun-13	(3,306,640)	(3,307,002)	(362)
(12)	3MO EUROYEN TFX	Dec-12	(3,607,547)	(3,608,000)	(453)
(21)	3MO EUROYEN TFX	Sep-12	(6,313,473)	(6,314,001)	(528)
(7)	CORN (TGE)	Nov-12	(95,541)	(97,309)	(1,768)
(62)	JPN 10Y BOND(TSE)	Jun-12	(105,930,132)	(106,246,169)	(316,037)
(1)	KEROSENE TCOM	Aug-12	(42,295)	(43,254)	(959)
(3)	KEROSENE TCOM	Jul-12	(117,534)	(129,094)	(11,560)
(4)	PALLADIUM TCOM	Aug-12	(34,404)	(41,463)	(7,059)
(9)	PLATINUM TCOM	Apr-12	(200,809)	(235,019)	(34,210)
(10)	PLATINUM TCOM	Aug-12	(214,885)	(261,072)	(46,187)
(10)	PLATINUM TCOM	Oct-12	(214,529)	(261,192)	(46,663)
(16)	PLATINUM TCOM	Jun-12	(368,065)	(417,425)	(49,360)
(4)	RUBBER TCOM	Jun-12	(64,504)	(76,336)	(11,832)
(4)	RUBBER TCOM	May-12	(65,409)	(75,226)	(9,817)
(12)	RUBBER TCOM	Apr-12	(196,742)	(223,724)	(26,982)
(5)	SILVER TCOM	Jun-12	(44,045)	(50,863)	(6,818)
(7)	SILVER TCOM	Aug-12	(65,560)	(71,123)	(5,563)
(8)	SILVER TCOM	Oct-12	(70,496)	(81,284)	(10,788)
(2)	SOYBEANS (TGE)	Apr-12	(10,547)	(10,209)	338
(7)	SOYBEANS (TGE)	Jun-12	(37,210)	(34,801)	2,409
(18)	SOYBEANS (TGE)	Aug-12	(83,874)	(90,793)	(6,919)
(22)	SOYBEANS (TGE)	Oct-12	(99,720)	(113,093)	(13,373)
(33)	YEN DENOM NIKKEI	Jun-12	(2,023,078)	(2,023,923)	(845)
					(605,653)
	NEW ZEALAND DOLLAR DENOMINATED
(2)	AUD/NZD X-RAT	Jun-12	(413,574)	(412,821)	753
(7)	GBP/NZD	Jun-12	(1,381,700)	(1,404,608)	(22,908)
					(22,155)
	NORWEGIAN KRONE DENOMINATED
(7)	EUR/NOK	Jun-12	(1,156,732)	(1,172,948)	(16,216)

	REPUBLIC OF KOREA WON DENOMINATED
(72)	US DOLLAR	Apr-12	(717,976)	(720,826)	(2,850)

	SOUTH AFRICAN RAND DENOMINATED
(36)	WHEAT -SAF	May-12	(648,494)	(632,451)	16,043

	SWEDISH KRONA DENOMINATED
(1)	EUR/SEK	Jun-12	(167,392)	(167,307)	85

	SWISS FRANC DENOMINATED
(6)	EUR/CHF	Jun-12	(1,001,787)	(999,889)	1,898
(17)	Euro CHF 3MO LIF	Mar-13	(4,703,268)	(4,703,490)	(222)
(23)	Euro CHF 3MO LIF	Dec-12	(6,364,516)	(6,363,546)	970
(23)	Euro CHF 3MO LIF	Jun-12	(6,366,039)	(6,364,183)	1,856
(28)	Euro CHF 3MO LIF	Sep-12	(7,748,809)	(7,747,701)	1,108
(4)	Euro CHF 3MO LIFF	Jun-13	(1,106,815)	(1,106,704)	111
					5,721
	UK POUNDS DENOMINATED
(6)	90DAY STERLING	Jun-13	(1,188,494)	(1,188,954)	(460)
(34)	90DAY STERLING	Mar-14	(6,718,097)	(6,723,800)	(5,703)
(36)	90DAY STERLING	Sep-13	(7,121,739)	(7,130,123)	(8,384)
(53)	90DAY STERLING	Dec-13	(10,477,216)	(10,488,642)	(11,426)

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2012
SCHEDULE OF FINANCIAL FUTURES
SHORT FUTURES CONTRACTS
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	March 31, 2012 (a)	Gain/(Loss)
	UK POUNDS DENOMINATED (continued)
(12)	COCOA - LI	Sep-12	$ (288,880)	$ (284,686)	$ 4,194
(25)	COCOA - LI	Jul-12	(585,124)	(590,695)	(5,571)
(107)	COCOA - LI	May-12	(2,543,319)	(2,504,195)	39,124
(45)	EUR/GBP	Jun-12	(7,517,447)	(7,512,454)	4,993
(162)	LONG GILT	Jun-12	(29,188,298)	(29,695,832)	(507,534)
					(490,767)
	US DOLLAR DENOMINATED
(1)	10YR SWAP	Jun-12	(113,875)	(114,500)	(625)
(32)	90DAY EURO$	Jun-13	(7,944,875)	(7,951,600)	(6,725)
(52)	90DAY EURO$	Mar-14	(12,882,425)	(12,885,600)	(3,175)
(57)	90DAY EURO$	Mar-13	(14,164,825)	(14,171,625)	(6,800)
(65)	90DAY EURO$	Sep-13	(16,133,662)	(16,139,500)	(5,838)
(71)	90DAY EURO$	Dec-13	(17,605,837)	(17,611,550)	(5,713)
(163)	BP CURRENCY	Jun-12	(16,037,837)	(16,287,775)	(249,938)
(1)	BRAZIL REAL	Jun-12	(54,060)	(54,125)	(65)
(11)	BRENT CRUDE	Jul-12	(1,353,560)	(1,334,960)	18,600
(156)	C$ CURRENCY	Jun-12	(15,639,905)	(15,615,600)	24,305
(8)	CATTLE FEEDER	Apr-12	(627,213)	(595,300)	31,913
(10)	CATTLE FEEDER	May-12	(746,941)	(745,625)	1,316
(1)	CBOE VIX	May-12	(19,400)	(19,000)	400
(19)	CHF CURRENCY	Jun-12	(2,580,275)	(2,632,925)	(52,650)
(1)	COCOA	Dec-12	(22,820)	(22,760)	60
(15)	COCOA	Jul-12	(332,300)	(336,900)	(4,600)
(18)	COCOA	Sep-12	(407,440)	(407,160)	280
(95)	COCOA	May-12	(2,152,870)	(2,108,050)	44,820
(8)	COFF ROBUSTA 10tn	Jul-12	(150,390)	(163,200)	(12,810)
(15)	COFF ROBUSTA 10tn	May-12	(281,510)	(303,900)	(22,390)
(46)	COFFEE 'C'	Sep-12	(3,377,269)	(3,240,413)	136,856
(74)	COFFEE 'C'	Jul-12	(5,515,988)	(5,133,750)	382,238
(136)	COFFEE 'C'	May-12	(10,042,706)	(9,304,950)	737,756
(1)	COPPER	May-12	(94,700)	(95,625)	(925)
(1)	COPPER	Sep-12	(94,926)	(96,063)	(1,137)
(2)	COPPER	Jul-12	(191,500)	(191,675)	(175)
(21)	CORN	Dec-12	(581,576)	(567,263)	14,313
(313)	CORN	May-12	(9,929,336)	(10,078,600)	(149,264)
(58)	COTTON NO.2	May-12	(2,634,120)	(2,712,080)	(77,960)
(92)	COTTON NO.2	Jul-12	(4,280,115)	(4,320,320)	(40,205)
(20)	DJIA MINI e-CBOT	Jun-12	(1,309,193)	(1,314,200)	(5,007)
(119)	DOLLAR INDEX	Jun-12	(9,415,110)	(9,417,422)	(2,312)
(5)	E-MINI NATURAL GAS	Jul-12	(32,338)	(29,875)	2,463
(13)	E-MINI NATURAL GAS	Jun-12	(81,450)	(73,450)	8,000
(28)	E-MINI NATURAL GAS	May-12	(173,163)	(148,750)	24,413
(9)	EURO E-MINI	Jun-12	(738,806)	(750,319)	(11,513)
(778)	EURO FX CURR	Jun-12	(127,856,206)	(129,721,775)	(1,865,569)
(1)	GASOLINE RBOB	Jun-12	(140,373)	(136,471)	3,902
(1)	GOLD 100 OZ	Aug-12	(163,600)	(167,430)	(3,830)
(1)	GOLD 100 OZ	Oct-12	(163,740)	(167,640)	(3,900)
(46)	GOLD 100 OZ	Jun-12	(7,525,510)	(7,690,740)	(165,230)
(1)	HEATING OIL	Aug-12	(133,896)	(134,320)	(424)
(1)	HEATING OIL	Jul-12	(136,319)	(133,942)	2,377
(1)	HEATING OIL	Jun-12	(133,762)	(133,535)	227
(795)	JPN YEN CURR	Jun-12	(120,104,804)	(120,025,125)	79,679
(21)	JPN YEN E-MIN	Jun-12	(1,586,026)	(1,585,238)	788
(16)	LEAN HOGS	Apr-12	(555,820)	(533,920)	21,900
(27)	LEAN HOGS	Jul-12	(998,280)	(989,820)	8,460
(236)	LEAN HOGS	Jun-12	(8,926,667)	(8,533,760)	392,907
(15)	LIVE CATTLE	Oct-12	(769,340)	(753,600)	15,740
(147)	LIVE CATTLE	Aug-12	(7,330,060)	(7,036,890)	293,170
(238)	LIVE CATTLE	Jun-12	(11,661,240)	(11,057,480)	603,760
(34)	LMAHDP 20121121 LME Comdty	Nov-12	(1,803,500)	(1,847,900)	(44,400)
(7)	LME COPPER	Dec-12	(1,466,262)	(1,479,100)	(12,838)
(20)	LME COPPER	Sep-12	(4,234,325)	(4,224,750)	9,575
(6)	LME LEAD	Apr-12	(314,138)	(305,550)	8,588

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2012
SCHEDULE OF FINANCIAL FUTURES
SHORT FUTURES CONTRACTS
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	March 31, 2012 (a)	Gain/(Loss)
	US DOLLAR DENOMINATED (continued)
(7)	LME LEAD	Jul-12	$ (352,827)	$ (357,350)	$ (4,523)
(31)	LME LEAD	May-12	(1,603,113)	(1,580,225)	22,888
(41)	LME LEAD	Jun-12	(2,141,355)	(2,095,100)	46,255
(2)	LME NICKEL	Apr-12	(239,874)	(213,180)	26,694
(2)	LME NICKEL	Nov-12	(237,228)	(215,148)	22,080
(10)	LME NICKEL	Jun-12	(1,152,228)	(1,069,020)	83,208
(13)	LME NICKEL	Jul-12	(1,438,505)	(1,391,832)	46,673
(26)	LME NICKEL	May-12	(3,015,261)	(2,775,396)	239,865
(48)	LME NICKEL	Sep-12	(5,434,962)	(5,151,168)	283,794
(6)	LME PRI ALUM	Jan-13	(345,488)	(328,500)	16,988
(9)	LME PRI ALUM	Apr-12	(486,487)	(471,206)	15,281
(37)	LME PRI ALUM	Jul-12	(2,017,879)	(1,974,413)	43,466
(46)	LME PRI ALUM	May-12	(2,514,565)	(2,423,625)	90,940
(125)	LME PRI ALUM	Jun-12	(6,964,058)	(6,631,250)	332,808
(190)	LME PRI ALUM	Sep-12	(10,412,067)	(10,238,625)	173,442
(1)	LME TIN	Jun-12	(113,200)	(113,980)	(780)
(2)	LME TIN	May-12	(240,651)	(227,760)	12,891
(7)	LME ZINC	Nov-12	(355,919)	(353,850)	2,069
(3)	LME ZINC	Sep-12	(154,425)	(150,900)	3,525
(8)	LME ZINC	Apr-12	(406,975)	(398,850)	8,125
(9)	LME ZINC	Jul-12	(452,294)	(450,900)	1,394
(17)	LME ZINC	Jun-12	(857,445)	(849,469)	7,976
(32)	LME ZINC	May-12	(1,602,604)	(1,596,200)	6,404
(36)	LUMBER	May-12	(1,053,186)	(1,033,164)	20,022
(28)	MEXICAN PESO	Jun-12	(1,092,230)	(1,085,000)	7,230
(6)	MILK	Jun-12	(187,140)	(190,920)	(3,780)
(14)	MILK	Apr-12	(425,020)	(438,480)	(13,460)
(14)	MILK	May-12	(424,200)	(438,480)	(14,280)
(133)	NASDAQ 100 E-MINI	Jun-12	(7,313,205)	(7,316,995)	(3,790)
(10)	NATURAL GAS	Dec-12	(328,290)	(318,100)	10,190
(19)	NATURAL GAS	Sep-12	(503,090)	(473,480)	29,610
(20)	NATURAL GAS	Aug-12	(543,220)	(492,200)	51,020
(46)	NATURAL GAS	Nov-12	(1,415,500)	(1,295,360)	120,140
(46)	NATURAL GAS	Oct-12	(1,442,750)	(1,181,740)	261,010
(164)	NATURAL GAS	Jul-12	(4,128,460)	(3,917,960)	210,500
(177)	NATURAL GAS	Jun-12	(4,503,320)	(3,998,430)	504,890
(239)	NATURAL GAS	May-12	(5,782,792)	(5,081,140)	701,652
(7)	OAT	May-12	(108,163)	(119,438)	(11,275)
(13)	PALLADIUM	Jun-12	(855,718)	(850,330)	5,388
(8)	PLATINUM	Jul-12	(651,793)	(657,640)	(5,847)
(4)	RED WHEAT MGE	Sep-12	(154,400)	(164,300)	(9,900)
(22)	RED WHEAT MGE	May-12	(885,737)	(921,250)	(35,513)
(62)	ROUGH RICE (CBOT)	May-12	(1,787,804)	(1,830,860)	(43,056)
(1,123)	S&P500 EMINI	Jun-12	(78,710,805)	(78,792,488)	(81,683)
(15)	SA RAND CURR(CME)	Jun-12	(975,001)	(969,563)	5,438
(52)	SGX S&P CNX NIFTY	Apr-12	(543,302)	(554,112)	(10,810)
(3)	SILVER	Jul-12	(472,475)	(488,160)	(15,685)
(11)	SILVER	May-12	(1,761,325)	(1,786,620)	(25,295)
(7)	SOYBEAN	Mar-13	(458,150)	(468,300)	(10,150)
(8)	SOYBEAN MEAL	May-12	(310,905)	(310,960)	(55)
(13)	SOYBEAN MEAL	Jul-12	(445,490)	(506,610)	(61,120)
(1)	SOYBEAN OIL	Aug-12	(33,384)	(33,420)	(36)
(17)	SOYBEAN OIL	Jul-12	(559,536)	(566,202)	(6,666)
(43)	SOYBEAN OIL	Dec-12	(1,438,398)	(1,449,444)	(11,046)
(59)	SOYBEAN OIL	May-12	(1,903,308)	(1,950,540)	(47,232)
(8)	SUGAR #11 (WORLD)	May-12	(223,284)	(221,402)	1,882
(16)	SUGAR #11 (WORLD)	Oct-12	(414,489)	(427,750)	(13,261)
(83)	SUGAR #11 (WORLD)	Jul-12	(2,163,201)	(2,214,307)	(51,106)
(1,742)	US 10YR NOTE	Jun-12	(224,697,942)	(225,561,781)	(863,839)
(572)	US 2YR NOTE (CBT)	Jun-12	(125,862,496)	(125,920,438)	(57,942)
(1,505)	US 5YR NOTE (CBT)	Jun-12	(183,869,423)	(184,421,290)	(551,867)
(120)	US LONG BOND(CBT)	Jun-12	(16,438,001)	(16,530,000)	(91,999)
(9)	US ULTRA BOND(CBT)	Jun-12	(1,355,557)	(1,358,719)	(3,162)

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2012
SCHEDULE OF FINANCIAL FUTURES
SHORT FUTURES CONTRACTS
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	March 31, 2012 (a)	Gain/(Loss)
	US DOLLAR DENOMINATED (continued)
(27)	WHEAT (CBT)	Dec-12	$ (949,888)	$ (961,200)	$ (11,312)
(28)	WHEAT (CBT)	Mar-13	(995,375)	(1,018,850)	(23,475)
(115)	WHEAT (CBT)	May-12	(3,681,488)	(3,799,313)	(117,825)
(132)	WHEAT (CBT)	Sep-12	(4,445,337)	(4,554,000)	(108,663)
(162)	WHEAT (CBT)	Jul-12	(5,287,287)	(5,459,400)	(172,113)
(40)	WHEAT (KCB)	Sep-12	(1,383,500)	(1,444,000)	(60,500)
(58)	WHEAT (KCB)	Jul-12	(2,022,950)	(2,050,300)	(27,350)
(86)	WHEAT (KCB)	May-12	(2,949,963)	(2,999,250)	(49,287)
(2)	WHITE SUGAR (LIF)	Aug-12	(61,470)	(63,150)	(1,680)
(10)	WHITE SUGAR (LIF)	Oct-12	(311,015)	(310,500)	515
(1)	WTI CRUDE	Jul-12	(106,000)	(104,030)	1,970
(61)	WTI CRUDE	May-12	(6,169,420)	(6,284,220)	(114,800)
(186)	WTI CRUDE	Jun-12	(19,937,760)	(19,258,440)	679,320
					1,474,168

(15,275)	TOTAL SHORT FUTURES CONTRACTS			$ (2,379,384,757)	$ (577,668)

		Total unrealized gain/(loss) on Futures			$ 981,823
(a)

This Schedule of Financial Futures provides the detail of futures contracts the fund held as of the date of the financial statements, March 31, 2012. The amounts shown in column 4 ("Notional Value at Trade Date") and column 5 ("Notional Value at March 31, 2012") of this Schedule are the underlying reference amounts to stock exchange indices, equities and foreign currencies upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative fianancial instruments. Finally, the notional values as set forth within this Schedule of Financial Futures do not purport to represent economic value at risk to the Fund. The Fund is fully at risk for its investment in the commodity pools outlined elsewhere in this report, which, as noted above totals approximately $199,608,697.

No of Contracts	WRITTEN PUT OPTIONS - 0.0%			Maturity	Market Value
(20)	NASDAQ 100 E-MINI @ 2580			Apr-12	$ (2,500)
(4)	S&P 500 FUTRURE @ 1345			Apr-12	(4,450)
(5)	S&P 500 FUTRURE @ 1290			Jun-12	(15,625)
	TOTAL WRITTEN PUT OPTIONS (Proceeds - $40,955)				$ (22,575)

As of March 31, 20112 the following Forward Currency Exchange contracts were open:

						Unrealized
		Expiration	Currency Amount	Cost		Appreciation /(depreciation)
Purchase Contracts *	Currency	Dates	Purchased	(US $)	Fair Value
AUSTRALIAN DOLLAR	AUD	4/2-6/20/12	1,800,000	$ 1,891,321	$ 1,846,182	$ (45,139)
BRAZILIAN REAL	BRL	6/4/2012	6,900,000	3,929,253	3,713,416	(215,837)
CHILEAN PESO	CLP	6/20/2012	3,583,799,841	7,207,894	7,265,540	57,646
CHINA YUAN RENMINBI	RMB	4/27-6/29/12	88,436,948	14,000,000	14,001,357	1,357
COLOMBIAN PESO	COP	6/20/2012	17,345,499,770	9,675,872	9,605,562	(70,310)
CZECH KORUNA	CZK	4/2-6/20/12	65,104,250	3,500,843	3,501,288	445
EURO	EUR	4/2-6/20/12	4,300,000	5,693,500	5,739,552	46,052
HUNGARY FORINT	HUF	4/2-6/20/12	1,122,378,348	5,073,793	5,033,672	(40,121)
INDIAN RUPEE	INR	6/20/2012	407,899,996	7,966,341	7,867,660	(98,681)
INDONESIAN RUPIAH	IDR	6/20/2012	5,211,108,717	563,545	564,866	1,321
MEXICAN PESO	MXN	6/20/2012	66,300,000	5,174,040	5,135,388	(38,652)
NEW ZEALAND DOLLAR	NZD	4/2-6/20/12	1,264,605	1,031,085	1,029,985	(1,100)
NORWEGIAN KRONE	NOK	4/2-6/20/12	100,999,085	17,584,266	17,686,694	102,428
PERUVIAN NUEVO SOL	PEN	6/20/2012	31,200,000	11,655,873	11,669,235	13,362
PHILIPPINO PESO	PHP	6/19-6/20/12	400,499,996	9,305,047	9,276,815	(28,232)
POLISH ZLOTY	PLN	6/20/2012	33,916,904	10,754,794	10,803,141	48,347
REPUBLIC OF KOREA WON	KRW	6/20/2012	7,967,199,825	7,081,454	6,989,528	(91,926)
RUSSIAN ROUBLE	RUB	4/27-6/20/12	479,191,687	16,140,468	16,212,909	72,441
SINGAPORE DOLLAR	SGD	6/20/2012	7,400,000	5,907,595	5,885,050	(22,545)
SOUTH AFRICAN RAND	ZAR	4/2-6/20/12	40,756,070	5,298,543	5,251,715	(46,828)
SWEDISH KRONA	SEK	4/3-6/20/12	109,719,662	16,189,729	16,535,119	345,390
TAIWAN DOLLAR	TWD	4/30-6/20/12	292,059,499	9,923,659	9,920,694	(2,965)
THAI BAHT	THB	6/20/2012	395,599,995	12,881,198	12,766,026	(115,172)
TURKISH LIRA	TRY	4/2-6/20/12	11,122,600	6,074,842	6,130,346	55,504

				$ 194,504,955	$ 194,431,740	$ (73,215)

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2012

						Unrealized
		Expiration	Currency amount	Cost		Appreciation /(depreciation)
Sales Contracts *	Currency	Dates	sold	(US $)	Fair Value
AUSTRALIAN DOLLAR	AUD	4/2-6/20/12	(900,000)	$ (938,037)	$ (923,546)	$ 14,491
BRAZILIAN REAL	BRL	6/4/2012	(6,500,000)	(3,515,735)	(3,498,145)	17,590
CHILEAN PESO	CLP	6/20/2012	(212,100,008)	(432,222)	(429,996)	2,226
CHINA YUAN RENMINBI	RMB	4/27/2012	(8,212,720)	(1,300,001)	(1,301,491)	(1,490)
CZECH KORUNA	CZK	4/2-6/20/12	(44,720,250)	(2,383,452)	(2,405,067)	(21,615)
EURO	EUR	4/2-6/20/12	(30,900,000)	(40,638,237)	(41,247,789)	(609,552)
HUNGARY FORINT	HUF	4/2-6/20/12	(184,508,997)	(828,875)	(829,803)	(928)
INDIAN RUPEE	INR	6/20/2012	(340,299,999)	(6,532,801)	(6,563,777)	(30,976)
INDONESIAN RUPIAH	IDR	6/20/2012	(36,535,086,025)	(3,952,187)	(3,986,164)	(33,977)
MEXICAN PESO	MXN	6/20/2012	(2,400,000)	(186,879)	(185,896)	983
NEW ZEALAND DOLLAR	NZD	4/2-6/20/12	(2,285,295)	(1,885,506)	(1,860,846)	24,660
NORWEGIAN KRONE	NOK	4/2-6/20/12	(11,257,844)	(1,967,495)	(1,972,685)	(5,190)
PERUVIAN NUEVO SOL	PEN	6/20/2012	(5,200,000)	(1,942,893)	(1,944,871)	(1,978)
PHILIPPINO PESO	PHP	6/20/2012	(175,900,001)	(4,074,105)	(4,074,384)	(279)
POLISH ZLOTY	PLN	4/2-6/20/12	(835,450)	(266,190)	(267,158)	(968)
REPUBLIC OF KOREA WON	KRW	6/20/2012	(6,491,898,885)	(5,697,418)	(5,695,265)	2,153
SOUTH AFRICAN RAND	ZAR	4/2-4/3/12	(2,312,300)	(300,000)	(301,215)	(1,215)
SWEDISH KRONA	SEK	4/2-6/20/12	(21,564,544)	(3,200,928)	(3,251,032)	(50,104)
TAIWAN DOLLAR	TWD	4/30-6/20/12	(289,310,198)	(9,801,990)	(9,827,461)	(25,471)
THAI BAHT	THB	6/20/2012	(36,700,000)	(1,187,928)	(1,184,310)	3,618
TURKISH LIRA	TRY	4/2-6/20/12	(8,030,760)	(4,347,138)	(4,426,719)	(79,581)

				$ (95,380,017)	$ (96,177,620)	$ (797,603)

Total unrealized gain on forward foreign currency contracts						$ (870,818)

* For the purpose of this presentation, each cross-currency contract is shown as both a purchase and a sale against the US Dollar.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Options and Futures shall be valued at the close price at 4pm eastern time on the valuation date. Forward foreign exchange contract are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (“Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$ -	$ 403,462,571	$ -	$ 403,462,571
Certificates of Deposit	-	112,700,000	-	112,700,000
Commercial Paper	-	234,460,867	-	234,460,867
Discount Agency Notes	-	83,708,593	-	83,708,593
U.S. Government Obligations		39,999,100	-	39,999,100
Total Investments	$ -	$ 874,331,131	$ -	$ 874,331,131
Derivative
Futures *	$ 19,512,578	$ -	$ -	$ 19,512,578
Written Put options	18,380	-	-	18,380
Forward currency exchange contracts	-	810,014	-	810,014
Derivative Total	$ 19,530,958	$ 810,014	$ -	$ 20,340,972
Total	$ 19,530,958	$ 875,141,145	$ -	$ 894,672,103

Liabilities
Derivatives
Purchase put options	$ (10,415)	$ -	$ -	$ (10,415)
Futures *	(18,530,755)	-	-	(18,530,755)
Forward currency exchange contracts	-	(1,680,832)	-	(1,680,832)
Total	$ (18,541,170)	$ (1,680,832)	$ -	$ (20,222,002)

*Cumulative appreciation (depreciation) of futures contracts is reported in the above table. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The consolidated financial statements of the Fund include AMFS Fund Limited (“AMFS”), a wholly-owned and controlled subsidiary, of which the Fund may invest up to 25% of its total assets.  AMFS invests in the global derivatives markets through the use of a separate controlled foreign corporation (“CFC”), Alternative Strategies Limited Fund (“ASL”).  ASL, a wholly–owned subsidiary, is a closed-ended fund incorporated as an exempted company under the Companies Law of the Cayman Islands on July 7, 2010 and is a disregarded entity for US tax purpose. ASL uses one or more proprietary global macro trading programs (“global macro programs”), which are often labeled "managed futures" programs in one or more private investment vehicles or commodity pools (“unaffiliated trading companies”) advised by one or more commodity trading advisors (“CTAs”) registered with the U.S. Commodity Futures Trading Commission. Global macro programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments.

A summary of the Fund's investemnt in AMFS is as follows:

	Inception Date of AMFS	AMFS Net Assets at March 31, 2012	% of Total Net Assets at March 31, 2012
AMFS	September 1, 2010	$199,608,697	18.23%

Futures and forwards - Futures and forward contracts are commitments either to purchase or sell a designated financial instrument, currency, commodity or an index at a specified future date for a specified price and may be settled in cash or another financial asset. Futures are standardized exchange-traded contracts whereas forwards are individually traded over- the-counter contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Futures contracts have little credit risk because the counterparties are futures exchanges. Forward contracts result in credit exposure to the counterparty.

Futures and forward contracts both result in exposure to market risk based on changes in market prices relative to contracted amounts. Market risks arise due to the possible movement in foreign currency exchange rates, indices, and securities’ values underlying these instruments. In addition, because of the low margin deposits normally required in relation to notional contract sizes, a high degree of leverage may be typical of a futures or forward trading account. As a result, a relatively small price movement in an underlying of a futures or forward contract may result in substantial losses to the Fund. While forward contracts are generally subject to liquidity risk, futures trading may also be illiquid. Certain futures exchanges do not permit trading in particular futures contracts at prices that represent a fluctuation in price during a single day’s trading beyond certain set limits. If prices fluctuate during a single day’s trading beyond those limits, the Fund could be prevented from promptly liquidating unfavourable positions and thus could be subject to substantial losses.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2012
The following is a summary of the unrealized appreciation/depreciation of derivative instruments utilized by the Fund as of March 31, 2012 categorized by risk exposure.

Unrealized appreciation/(depreciation) on derivatives recognized in the consolidated Portfolio of Investments
	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate contracts	Total Value at March 31, 2012
Futures	$ 1,771,533	$ (3,499,702)	$ 4,901,231	$ (2,191,239)	$ 981,823
Written options	18,380	-	-	-	18,380
Purchased Options	(10,415)	-	-	-	(10,415)
Forward Contracts	-	870,818	-	-	870,818
	$ 1,779,498	$ (2,628,884)	$ 4,901,231	$ (2,191,239)	$ 1,860,606

The amounts of derivative instruments disclosed, on the Consolidated Portfolio of Investments at March 31, 2012 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/30/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/30/2012

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

5/30/2012